INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Schedule of Current Inventories	Inventories are comprised of the following:
	December 31,
	2019	2018

Raw materials and components	$1,881	$2,140
Work-in-progress	1,306	1,894
Finished products	10,753	14,367

	$13,940	$18,401